Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Table 12.1 presents the gross carrying value of intangible assets and accumulated amortization.

Table 12.1: Intangible Assets

	December 31, 2019			December 31, 2018
(in millions)	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets (1):
MSRs (2)	$4,422	(2,992)	1,430	4,161	(2,718)	1,443
Core deposit intangibles	—	—	—	12,834	(12,834)	—
Customer relationship and other intangibles	947	(524)	423	3,994	(3,449)	545
Total amortized intangible assets	$5,369	(3,516)	1,853	20,989	(19,001)	1,988
Unamortized intangible assets:
MSRs (carried at fair value) (2)	$11,517			14,649
Goodwill	26,390			26,418
Trademark	14			14

(1)	Balances are excluded commencing in the period following full amortization.
(2)
See Note 11 (Mortgage Banking Activities) for additional information on MSRs.

Amortization Expense for Intangible Assets
Table 12.2 provides the current year and estimated future amortization expense for amortized intangible assets. We based our projections of amortization expense shown below on existing asset balances at December 31, 2019. Future amortization expense may vary from these projections.

Table 12.2: Amortization Expense for Intangible Assets

(in millions)	Amortized MSRs	Customer relationship and other intangibles	Total
Year ended December 31, 2019 (actual)	$274	114	388
Estimate for year ended December 31,
2020	$263	95	358
2021	227	81	308
2022	203	68	271
2023	176	59	235
2024	152	48	200

Goodwill
Table 12.3 shows the allocation of goodwill to our reportable operating segments.

Table 12.3: Goodwill

(in millions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Consolidated Company
December 31, 2017 (1)	$16,849	8,455	1,283	26,587
Reduction in goodwill related to divested businesses and foreign currency translation	(164)	(5)	—	(169)
December 31, 2018 (1)	$16,685	8,450	1,283	26,418
Reduction in goodwill related to divested businesses and foreign currency translation	—	(21)	(7)	(28)
December 31, 2019 (1)	$16,685	8,429	1,276	26,390

(1)
At December 31, 2017, other assets included Goodwill classified as held-for-sale of $13 million related to the sales agreement for Wells Fargo Shareowner Services, which closed in February 2018. At December 31, 2019, and December 31, 2018, there was no Goodwill classified as held-for-sale in other assets.